International Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 9.4%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA1, Class M2, 6.851%, (30-day SOFR Average + 2.50%), 1/25/42(1)(2)	$1,800	$ 1,846,008
Government National Mortgage Association, Series 2023-115, Class AL, 6.00%, 8/20/53	1,000	1,019,643
Total Collateralized Mortgage Obligations (identified cost $2,704,120)		$ 2,865,651

Foreign Corporate Bonds — 0.9%
Security	Principal Amount (000's omitted)		Value
Paraguay — 0.9%
Itau BBA International PLC, 9.03%, 2/19/30	PYG	1,906,340	$ 264,771
Total Foreign Corporate Bonds (identified cost $280,990)			$ 264,771

Sovereign Government Bonds — 71.8%
Security	Principal Amount (000's omitted)		Value
Czech Republic — 5.3%
Czech Republic Government Bonds:
4.50%, 11/11/32	CZK	12,330	$ 528,350
4.90%, 4/14/34	CZK	24,620	1,085,757
			$ 1,614,107
Dominican Republic — 7.6%
Dominican Republic Bonds:
8.00%, 1/15/27(3)	DOP	3,970	$ 61,824
8.00%, 2/12/27(3)	DOP	20,150	313,360
10.75%, 6/1/36(1)	DOP	43,350	738,872
11.25%, 9/15/35(1)	DOP	8,000	140,174
12.00%, 8/8/25(1)	DOP	10,500	171,573
13.00%, 6/10/34(3)	DOP	25,400	486,169
13.625%, 2/3/33(1)	DOP	8,000	155,318
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(3)	DOP	900	14,016
13.00%, 12/5/25(1)	DOP	8,440	138,638
13.00%, 1/30/26(1)	DOP	6,240	103,192
			$ 2,323,136
Security	Principal Amount (000's omitted)		Value
Egypt — 4.0%
Egypt Government Bonds, 24.458%, 10/1/27	EGP	58,761	$ 1,210,196
			$ 1,210,196
Germany — 4.9%
Bundesrepublik Deutschland Bundesanleihe, 1.70%, 8/15/32(3)	EUR	1,500	$ 1,493,137
			$ 1,493,137
Greece — 0.1%
Hellenic Republic Government Bonds, 0.00%, GDP-Linked, 10/15/42	EUR	9,881	$ 31,263
			$ 31,263
Iceland — 8.0%
Republic of Iceland:
4.50%, 2/17/42	ISK	184,453	$ 1,057,894
5.00%, 11/15/28	ISK	3,916	25,835
7.00%, 9/17/35	ISK	15,871	115,323
8.00%, 6/12/25	ISK	172,866	1,220,011
			$ 2,419,063
Indonesia — 1.5%
Indonesia Treasury Bonds, 6.75%, 7/15/35	IDR	7,585,000	$ 457,455
			$ 457,455
New Zealand — 4.4%
New Zealand Government Bonds:
2.75%, 4/15/37(3)(4)	NZD	790	$ 362,957
4.25%, 5/15/34(4)	NZD	1,329	735,265
5.00%, 5/15/54(4)	NZD	440	243,292
			$ 1,341,514
Paraguay — 1.8%
Paraguay Government Bonds:
7.90%, 2/9/31(1)	PYG	3,553,000	$ 457,332
7.90%, 2/9/31(3)	PYG	686,000	88,300
			$ 545,632
Peru — 6.3%
Peru Government Bonds:
5.40%, 8/12/34	PEN	1,875	$ 459,051
6.714%, 2/12/55	PEN	1,820	472,289
6.90%, 8/12/37	PEN	967	258,756

International Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Peru (continued)
Peru Government Bonds: (continued)
7.60%, 8/12/39(1)(3)	PEN	2,613	$ 733,935
			$ 1,924,031
Philippines — 1.9%
Philippines Government Bonds, 6.25%, 1/14/36	PHP	34,000	$ 575,176
			$ 575,176
Poland — 7.2%
Republic of Poland Government Bonds, 2.00%, 8/25/36(5)	PLN	10,205	$ 2,202,019
			$ 2,202,019
Serbia — 7.2%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	54,700	$ 476,368
7.00%, 10/26/31	RSD	171,410	1,719,795
			$ 2,196,163
South Africa — 9.8%
Republic of South Africa Government Bonds:
8.50%, 1/31/37	ZAR	11,116	$ 503,593
8.875%, 2/28/35	ZAR	50,844	2,469,448
			$ 2,973,041
Turkey — 1.8%
Turkiye Government Bonds:
26.20%, 10/5/33	TRY	2,365	$ 68,074
27.70%, 9/27/34	TRY	3,153	96,048
48.265% (TLREF), 6/16/27(2)	TRY	5,246	151,254
48.832% (TLREF), 9/6/28(2)	TRY	2,741	78,112
50.215% (TLREF), 5/17/28(2)	TRY	5,203	148,927
			$ 542,415
Total Sovereign Government Bonds (identified cost $22,461,418)			$21,848,348

U.S. Government Agency Mortgage-Backed Securities — 11.7%
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
5.00%, with maturity at 2052	$857	$ 832,587
5.183%, (COF + 1.793%), with maturity at 2035(6)	74	72,574
Security	Principal Amount (000's omitted)	Value
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA(7)	$2,700	$ 2,668,570
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $3,577,525)		$ 3,573,731

Short-Term Investments — 13.9%
Affiliated Fund — 7.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.31%(8)	2,368,643	$ 2,368,643
Total Affiliated Fund (identified cost $2,368,643)		$ 2,368,643

U.S. Treasury Obligations — 6.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 2/6/25(9)	$550	$ 549,807
0.00%, 3/27/25(9)	1,300	1,292,070
Total U.S. Treasury Obligations (identified cost $1,841,445)		$ 1,841,877
Total Short-Term Investments (identified cost $4,210,088)		$ 4,210,520

Total Purchased Options — 0.2% (identified cost $82,536)	$ 65,690
Total Investments — 107.9% (identified cost $33,316,677)	$32,828,711
Total Written Options — (0.1)% (premiums received $33,660)	$ (26,390)
Other Assets, Less Liabilities — (7.8)%	$(2,370,126)
Net Assets — 100.0%	$30,432,195

International Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2025, the aggregate value of these securities is $4,485,042 or 14.7% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2025.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2025, the aggregate value of these securities is $3,553,698 or 11.7% of the Portfolio's net assets.
(4)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(5)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(6)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2025.
(7)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(8)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2025.
(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.2%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Deutsche Bank AG	USD	1,000,000	CNH	7.50	1/20/26	$10,605
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	1,000,000	CNH	7.50	1/19/26	10,579
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	1,100,000	INR	85.50	1/25/29	5,408
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	600,000	INR	85.50	1/25/29	2,950
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	510,000	INR	85.50	1/30/29	2,516
Put USD vs. Call MXN (Digital Option)	Goldman Sachs International	USD	70,000	MXN	19.25	4/24/25	5,367
Put USD vs. Call MXN (Digital Option)	JPMorgan Chase Bank, N.A.	USD	170,000	MXN	19.25	7/18/25	21,966
Put USD vs. Call MXN (Digital Option)	UBS AG	USD	40,000	MXN	19.25	10/22/25	6,299
Total							$65,690
Written Currency Options (OTC) — (0.1)%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Deutsche Bank AG	USD	1,000,000	CNH	7.80	1/20/26	$ (5,161)
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	1,000,000	CNH	7.80	1/19/26	(5,139)
Call USD vs. Put KRW	Goldman Sachs International	USD	850,000	KRW	1,510.00	4/10/25	(3,783)
Put USD vs. Call CNH	Deutsche Bank AG	USD	1,000,000	CNH	6.80	1/20/26	(5,494)
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	1,000,000	CNH	6.85	1/19/26	(6,813)
Total							$(26,390)

International Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	1,110,000	USD	187,785	2/4/25	$ 2,152
USD	179,023	BRL	1,110,000	2/4/25	(10,914)
IDR	1,875,100,000	USD	115,477	2/10/25	(487)
IDR	2,778,800,000	USD	171,138	2/10/25	(729)
IDR	3,620,900,000	USD	223,171	2/10/25	(1,120)
IDR	3,654,600,000	USD	225,259	2/10/25	(1,142)
CLP	68,000,000	USD	68,595	3/19/25	697
CLP	129,000,000	USD	131,777	3/19/25	(326)
CLP	157,600,000	USD	160,993	3/19/25	(398)
COP	626,940,000	USD	142,832	3/19/25	5,370
COP	249,810,000	USD	56,336	3/19/25	2,717
EUR	67,274	USD	70,752	3/19/25	(820)
EUR	9,060,651	USD	9,529,075	3/19/25	(110,500)
INR	21,000,000	USD	246,457	3/19/25	(4,921)
INR	26,500,000	USD	310,370	3/19/25	(5,574)
INR	34,000,000	USD	399,068	3/19/25	(8,009)
INR	37,000,000	USD	434,326	3/19/25	(8,762)
INR	48,330,000	USD	567,234	3/19/25	(11,355)
KRW	159,000,000	USD	108,053	3/19/25	1,242
KRW	73,000,000	USD	49,674	3/19/25	505
KRW	292,755,000	USD	205,032	3/19/25	(3,795)
PEN	1,797,000	USD	479,904	3/19/25	2,214
PEN	1,190,000	USD	317,553	3/19/25	1,712
PEN	320,000	USD	85,301	3/19/25	551
PEN	4,000	USD	1,068	3/19/25	5
PHP	8,500,000	USD	145,843	3/19/25	(553)
TWD	1,800,000	USD	55,300	3/19/25	(634)
TWD	4,000,000	USD	123,558	3/19/25	(2,078)
TWD	4,406,000	USD	136,459	3/19/25	(2,649)
TWD	5,400,000	USD	166,782	3/19/25	(2,783)
TWD	6,004,000	USD	185,897	3/19/25	(3,555)
TWD	8,000,000	USD	247,796	3/19/25	(4,835)
TWD	8,000,000	USD	247,799	3/19/25	(4,838)
TWD	9,000,000	USD	279,044	3/19/25	(5,713)
TWD	12,000,000	USD	372,283	3/19/25	(7,842)
USD	160,993	CLP	157,600,000	3/19/25	398
USD	2,153,563	EUR	2,047,700	3/19/25	24,973
USD	1,894,046	EUR	1,800,940	3/19/25	21,964
USD	1,712,204	EUR	1,628,037	3/19/25	19,855
USD	1,634,693	EUR	1,554,336	3/19/25	18,956
USD	1,224,700	EUR	1,164,497	3/19/25	14,202
USD	815,845	EUR	775,740	3/19/25	9,461
USD	810,749	EUR	770,895	3/19/25	9,402
USD	232,714	EUR	221,274	3/19/25	2,699

International Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	166,250	EUR	158,078	3/19/25	$ 1,928
USD	25,645	EUR	24,384	3/19/25	297
USD	291,385	EUR	281,930	3/19/25	(1,682)
USD	929,192	IDR	14,800,000,000	3/19/25	23,665
USD	116,532	IDR	1,883,976,095	3/19/25	1,262
USD	101,331	IDR	1,645,770,000	3/19/25	635
USD	78,636	IDR	1,275,800,000	3/19/25	577
USD	46,586	IDR	759,000,000	3/19/25	147
USD	58,787	IDR	960,100,000	3/19/25	44
USD	54,427	IDR	890,557,612	3/19/25	(61)
USD	316,461	INR	27,000,000	3/19/25	5,914
USD	316,426	INR	27,000,000	3/19/25	5,879
USD	140,578	INR	12,000,000	3/19/25	2,557
USD	552,003	INR	48,000,000	3/19/25	(80)
USD	607,542	INR	52,830,000	3/19/25	(95)
USD	274,371	KRW	387,000,000	3/19/25	8,351
USD	273,833	KRW	387,000,000	3/19/25	7,813
USD	273,440	KRW	387,000,000	3/19/25	7,421
USD	140,885	KRW	199,000,000	3/19/25	4,094
USD	174,590	KRW	254,000,000	3/19/25	(7)
USD	216,153	KRW	315,000,000	3/19/25	(375)
USD	26,505	PEN	100,000	3/19/25	(324)
USD	482,661	PEN	1,801,000	3/19/25	(530)
USD	82,716	PEN	312,144	3/19/25	(1,030)
USD	128,318	PEN	484,197	3/19/25	(1,587)
USD	260,098	PEN	981,478	3/19/25	(3,224)
USD	1,398,737	PEN	5,241,628	3/19/25	(7,542)
USD	721,402	PHP	42,000,000	3/19/25	3,502
USD	612,835	PHP	35,703,000	3/19/25	2,570
USD	274,919	PHP	16,000,000	3/19/25	1,433
USD	291,816	PHP	17,000,000	3/19/25	1,238
USD	223,291	PHP	13,000,000	3/19/25	1,084
USD	206,115	PHP	12,000,000	3/19/25	1,001
USD	197,395	PHP	11,500,000	3/19/25	828
USD	172,335	PHP	10,040,000	3/19/25	723
USD	85,912	PHP	5,000,000	3/19/25	448
USD	85,912	PHP	5,000,000	3/19/25	448
USD	102,994	PHP	6,000,000	3/19/25	437
USD	85,828	PHP	5,000,000	3/19/25	364
USD	145,167	TWD	4,750,000	3/19/25	909
BRL	468,000	USD	78,853	4/2/25	389
BRL	330,000	USD	55,569	4/2/25	306
BRL	312,000	USD	52,652	4/2/25	175

International Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	185,779	BRL	1,110,000	4/2/25	$ (2,165)
					$2,480
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
IDR	956,612,304	USD	58,634	BNP Paribas	2/5/25	$ 46	$ —
IDR	2,870,600,000	USD	176,839	Standard Chartered Bank	2/10/25	—	(800)
TRY	5,436,380	USD	125,610	Standard Chartered Bank	2/10/25	25,271	—
TRY	2,674,368	USD	62,430	Standard Chartered Bank	2/10/25	11,794	—
TRY	11,360,879	USD	311,200	Standard Chartered Bank	2/10/25	4,111	—
TRY	11,636,719	USD	319,020	Standard Chartered Bank	2/10/25	3,946	—
TRY	9,706,302	USD	266,024	Standard Chartered Bank	2/10/25	3,365	—
TRY	9,524,423	USD	261,015	Standard Chartered Bank	2/10/25	3,327	—
USD	199,918	TRY	8,110,748	Standard Chartered Bank	2/10/25	—	(25,188)
EUR	185,075	ISK	28,000,000	Bank of America, N.A.	2/18/25	—	(5,616)
EUR	277,074	ISK	40,330,908	Citibank, N.A.	2/18/25	2,804	—
EUR	77,964	ISK	11,410,000	Citibank, N.A.	2/18/25	354	—
ISK	393,449	EUR	2,601	Bank of America, N.A.	2/18/25	79	—
TRY	2,374,970	USD	64,798	Standard Chartered Bank	2/18/25	652	—
TRY	4,988,791	USD	118,514	Standard Chartered Bank	2/24/25	18,243	—
USD	120,516	TRY	4,988,791	Standard Chartered Bank	2/24/25	—	(16,240)
TRY	5,047,511	USD	137,416	Standard Chartered Bank	2/28/25	464	—
TRY	3,822,583	USD	104,095	Standard Chartered Bank	2/28/25	325	—
TRY	7,526,207	USD	205,425	Standard Chartered Bank	2/28/25	164	—
TRY	1,683,693	USD	45,868	Standard Chartered Bank	2/28/25	124	—
TRY	1,032,382	USD	28,103	Standard Chartered Bank	2/28/25	98	—
TRY	1,290,256	USD	35,159	Standard Chartered Bank	2/28/25	86	—
TRY	21,378,116	USD	578,793	Standard Chartered Bank	3/4/25	3,138	—
TRY	3,424,316	USD	92,939	Standard Chartered Bank	3/4/25	274	—
TRY	2,623,931	USD	71,288	Standard Chartered Bank	3/4/25	138	—
TRY	1,879,643	USD	51,078	Standard Chartered Bank	3/4/25	88	—
TRY	2,200,197	USD	59,813	Standard Chartered Bank	3/4/25	78	—
TRY	1,559,258	USD	42,396	Standard Chartered Bank	3/4/25	49	—
SEK	1,956,225	EUR	169,629	Citibank, N.A.	3/5/25	533	—
SEK	1,420,000	EUR	123,517	Citibank, N.A.	3/5/25	—	(13)
SEK	1,930,775	EUR	167,421	HSBC Bank USA, N.A.	3/5/25	527	—
CZK	12,700,000	EUR	503,150	UBS AG	3/17/25	467	—
EUR	436,447	HUF	179,000,001	Barclays Bank PLC	3/17/25	—	(441)
HUF	179,000,000	EUR	431,554	UBS AG	3/17/25	5,526	—
AUD	1,125,749	USD	723,409	Citibank, N.A.	3/19/25	—	(23,402)

International Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	1,275,932	USD	821,041	Citibank, N.A.	3/19/25	$ —	$ (27,648)
AUD	164,679	USD	106,309	Standard Chartered Bank	3/19/25	—	(3,909)
AUD	219,572	USD	141,732	Standard Chartered Bank	3/19/25	—	(5,199)
AUD	879,000	USD	565,289	UBS AG	3/19/25	—	(18,715)
CAD	207,000	USD	146,610	Goldman Sachs International	3/19/25	—	(3,914)
CAD	224,000	USD	156,036	JPMorgan Chase Bank, N.A.	3/19/25	—	(1,622)
CAD	135,000	USD	93,994	Standard Chartered Bank	3/19/25	—	(932)
CAD	261,000	USD	181,720	Standard Chartered Bank	3/19/25	—	(1,800)
CAD	463,000	USD	328,623	UBS AG	3/19/25	—	(9,454)
CNH	476,200	USD	65,574	Barclays Bank PLC	3/19/25	—	(435)
CNH	5,477,500	USD	754,270	Barclays Bank PLC	3/19/25	—	(5,004)
EUR	1,719,075	CZK	43,233,027	Goldman Sachs International	3/19/25	5,028	—
EUR	450,861	ISK	66,772,541	Bank of America, N.A.	3/19/25	—	(1,544)
EUR	32,299	NOK	384,000	Barclays Bank PLC	3/19/25	—	(350)
EUR	62,756	NOK	746,000	Barclays Bank PLC	3/19/25	—	(671)
EUR	80,851	NOK	961,000	Citibank, N.A.	3/19/25	—	(856)
EUR	1,810,048	PLN	7,786,683	Barclays Bank PLC	3/19/25	—	(30,293)
EUR	279,636	PLN	1,202,882	Deutsche Bank AG	3/19/25	—	(4,658)
GBP	1,240,000	USD	1,570,122	Standard Chartered Bank	3/19/25	—	(32,864)
JPY	14,200,000	USD	90,717	Standard Chartered Bank	3/19/25	1,292	—
JPY	38,670,000	USD	260,536	UBS AG	3/19/25	—	(9,975)
JPY	562,232,397	USD	3,787,997	UBS AG	3/19/25	—	(145,030)
MYR	726,000	USD	164,641	Barclays Bank PLC	3/19/25	—	(1,284)
MYR	383,000	USD	86,887	Credit Agricole Corporate and Investment Bank	3/19/25	—	(709)
MYR	534,000	USD	121,088	Credit Agricole Corporate and Investment Bank	3/19/25	—	(933)
NOK	2,671,059	EUR	227,227	Citibank, N.A.	3/19/25	—	(227)
NOK	1,037,389	EUR	88,946	Citibank, N.A.	3/19/25	—	(811)
NOK	2,678,941	EUR	228,017	State Street Bank and Trust Company	3/19/25	—	(351)
NOK	1,053,611	EUR	90,330	UBS AG	3/19/25	—	(816)
NZD	50,000	USD	28,917	Citibank, N.A.	3/19/25	—	(693)
NZD	139,000	USD	78,284	Standard Chartered Bank	3/19/25	176	—
NZD	91,000	USD	51,245	Standard Chartered Bank	3/19/25	121	—
NZD	90,000	USD	50,718	Standard Chartered Bank	3/19/25	84	—
SEK	5,270,000	EUR	459,516	UBS AG	3/19/25	—	(1,137)
SGD	595,000	USD	443,315	Barclays Bank PLC	3/19/25	—	(4,716)
SGD	518,000	USD	387,658	Barclays Bank PLC	3/19/25	—	(5,819)
SGD	1,000,000	USD	748,904	Standard Chartered Bank	3/19/25	—	(11,762)
SGD	1,000,000	USD	749,429	Standard Chartered Bank	3/19/25	—	(12,286)
USD	655,454	AUD	1,020,000	Citibank, N.A.	3/19/25	21,204	—
USD	59,098	AUD	95,000	Standard Chartered Bank	3/19/25	26	—
USD	43,546	AUD	70,000	Standard Chartered Bank	3/19/25	19	—
USD	170,303	CNH	1,250,000	Bank of America, N.A.	3/19/25	—	(684)
USD	122,524	CNH	900,000	BNP Paribas	3/19/25	—	(587)

International Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	170,300	CNH	1,250,000	UBS AG	3/19/25	$ —	$ (687)
USD	131,461	GBP	105,000	State Street Bank and Trust Company	3/19/25	1,290	—
USD	358,309	MYR	1,580,000	Barclays Bank PLC	3/19/25	2,794	—
USD	82,802	MYR	370,000	State Street Bank and Trust Company	3/19/25	—	(452)
USD	754,027	NZD	1,305,162	Barclays Bank PLC	3/19/25	17,308	—
USD	184,873	NZD	320,000	Barclays Bank PLC	3/19/25	4,244	—
USD	14,805	NZD	25,627	Barclays Bank PLC	3/19/25	340	—
USD	7,111	NZD	12,309	Barclays Bank PLC	3/19/25	163	—
USD	103,257	SGD	140,000	Bank of America, N.A.	3/19/25	57	—
USD	88,194	SGD	120,000	Citibank, N.A.	3/19/25	—	(264)
USD	183,630	SGD	250,000	HSBC Bank USA, N.A.	3/19/25	—	(655)
USD	286,233	SGD	390,000	Standard Chartered Bank	3/19/25	—	(1,252)
USD	344,909	SGD	470,000	Standard Chartered Bank	3/19/25	—	(1,547)
USD	38,839	VND	997,000,000	Citibank, N.A.	3/19/25	—	(875)
USD	42,587	ZAR	800,000	Goldman Sachs International	3/19/25	—	(76)
USD	3,170,696	ZAR	57,091,229	HSBC Bank USA, N.A.	3/19/25	126,090	—
USD	1,964,999	ZAR	35,381,575	HSBC Bank USA, N.A.	3/19/25	78,143	—
VND	997,000,000	USD	40,413	Citibank, N.A.	3/19/25	—	(699)
ZAR	1,400,000	USD	73,862	State Street Bank and Trust Company	3/19/25	798	—
EGP	10,957,752	USD	211,621	Citibank, N.A.	3/25/25	1,672	—
USD	199,341	EGP	10,957,752	Citibank, N.A.	3/25/25	—	(13,952)
USD	75,576	UYU	3,410,000	Goldman Sachs International	3/31/25	—	(2,497)
UYU	3,410,000	USD	79,348	Citibank, N.A.	3/31/25	—	(1,275)
EGP	80,175,000	USD	1,500,000	Bank of America, N.A.	4/3/25	54,459	—
USD	81,187	EGP	4,221,720	Bank of America, N.A.	4/3/25	—	(665)
USD	210,726	EGP	10,957,752	Bank of America, N.A.	4/3/25	—	(1,726)
USD	204,337	EGP	11,021,917	Citibank, N.A.	4/3/25	—	(9,360)
USD	868,178	EGP	45,970,000	JPMorgan Chase Bank, N.A.	4/3/25	—	(23,104)
EGP	74,325,000	USD	1,384,078	ICBC Standard Bank plc	4/15/25	49,914	—
USD	117,436	EGP	6,147,786	ICBC Standard Bank plc	4/15/25	—	(1,176)
USD	295,238	EGP	15,500,000	ICBC Standard Bank plc	4/15/25	—	(3,812)
USD	25,075	UYU	1,133,139	Goldman Sachs International	4/15/25	—	(816)
UYU	1,133,139	USD	26,719	Citibank, N.A.	4/15/25	—	(828)
MXN	4,693,000	USD	226,102	Standard Chartered Bank	4/28/25	—	(2,495)
USD	226,311	MXN	4,693,000	Goldman Sachs International	4/28/25	2,704	—
EGP	4,221,720	USD	77,891	Standard Chartered Bank	7/10/25	777	—
USD	73,167	EGP	4,221,720	Standard Chartered Bank	7/10/25	—	(5,502)
MXN	8,860,000	USD	414,537	Standard Chartered Bank	7/22/25	2,515	—
USD	415,485	MXN	8,860,000	JPMorgan Chase Bank, N.A.	7/22/25	—	(1,568)
MXN	2,142,400	USD	100,484	Bank of America, N.A.	10/24/25	—	(898)
USD	100,464	MXN	2,142,400	UBS AG	10/24/25	879	—
HKD	585,000	USD	75,631	Citibank, N.A.	12/9/25	—	(154)
HKD	1,130,000	USD	145,936	JPMorgan Chase Bank, N.A.	12/9/25	—	(143)

International Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,123,611	HKD	8,700,000	JPMorgan Chase Bank, N.A.	12/9/25	$ 1,132	$ —
						$459,300	$(495,866)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bund	6	Long	3/6/25	$ 824,858	$ (27,014)
U.S. 5-Year Treasury Note	156	Long	3/31/25	16,596,938	(123,723)
Euro-Bobl	(1)	Short	3/6/25	(121,822)	2,002
Japan 10-Year Bond	(1)	Short	3/13/25	(906,992)	10,574
U.S. 10-Year Treasury Note	(6)	Short	3/20/25	(653,063)	10,806
U.S. Ultra-Long Treasury Bond	(21)	Short	3/20/25	(2,487,844)	142,729
					$15,374
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	300	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$ 25,311
EUR	300	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	25,311
EUR	200	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	16,847
EUR	280	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	25,802
EUR	200	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(13,871)
EUR	300	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(20,806)
EUR	300	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(20,927)
EUR	280	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(24,951)

International Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	110	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.64% (pays upon termination)	3/13/53	$ 14,717
USD	800	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.60% (pays upon termination)	11/8/29	(581)
USD	620	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.61% (pays upon termination)	11/8/29	(848)
USD	600	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	11/8/29	(916)
USD	1,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(47,764)
USD	450	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(17,037)
USD	800	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	24,713
USD	400	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	12,204
USD	490	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	18,927
USD	150	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.40% (pays upon termination)	3/13/53	3,648
							$19,779
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
AUD	500	Pays	6-month AUD Bank Bill (pays semi-annually)	4.48% (pays semi-annually)	6/21/25	$ (128)	$ —	$ (128)
CLP	508,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.52% (pays semi-annually)	3/19/30	1,170	—	1,170
COP	590,000	Receives	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.45% (pays upon termination)	7/17/25	648	(577)	71
COP	590,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.45% (pays upon termination)	7/21/25	(623)	—	(623)
CZK	11,170	Pays	6-month CZK PRIBOR (pays semi-annually)	4.12% (pays annually)	12/20/33	17,125	—	17,125
CZK	9,530	Pays	6-month CZK PRIBOR (pays semi-annually)	4.15% (pays annually)	12/20/33	15,768	—	15,768
EUR	309	Pays	6-month EURIBOR (pays semi-annually)	3.14% (pays annually)	9/20/28	9,110	—	9,110
EUR	2,065	Pays	6-month EURIBOR (pays semi-annually)	3.20% (pays annually)	9/20/28	66,189	—	66,189

International Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	386	Pays	6-month EURIBOR (pays semi-annually)	2.96% (pays annually)	9/20/43	$ 30,170	$ —	$ 30,170
GBP	670	Pays	1-day Sterling Overnight Index Average (pays annually)	3.83% (pays annually)	3/20/29	(14,326)	—	(14,326)
GBP	2,085	Pays	1-day Sterling Overnight Index Average (pays annually)	3.78% (pays annually)	12/18/29	(21,427)	—	(21,427)
GBP	850	Pays	1-day Sterling Overnight Index Average (pays annually)	4.20% (pays annually)	6/21/33	12,123	—	12,123
INR	134,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.94% (pays semi-annually)	12/18/29	(10,634)	—	(10,634)
INR	58,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.94% (pays semi-annually)	12/18/29	(4,546)	—	(4,546)
INR	44,590	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.95% (pays semi-annually)	12/18/29	(3,369)	—	(3,369)
INR	27,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.93% (pays semi-annually)	3/19/30	(1,795)	—	(1,795)
INR	46,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.93% (pays semi-annually)	3/19/30	(2,997)	—	(2,997)
INR	49,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.94% (pays semi-annually)	3/19/30	(3,145)	—	(3,145)
INR	6,800	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.06% (pays semi-annually)	3/19/30	(19)	—	(19)
INR	17,200	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.07% (pays semi-annually)	3/19/30	4	—	4
INR	16,700	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.08% (pays semi-annually)	3/19/30	52	—	52
INR	13,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.08% (pays semi-annually)	3/19/30	99	—	99
INR	25,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.15% (pays semi-annually)	3/19/30	990	—	990
INR	14,280	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.16% (pays semi-annually)	3/19/30	593	—	593
INR	16,400	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	776	—	776
INR	14,642	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	700	—	700
INR	30,360	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	1,480	—	1,480
INR	14,760	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	748	—	748
INR	14,821	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	747	—	747
INR	11,068	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.18% (pays semi-annually)	3/19/30	593	—	593
INR	15,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.26% (pays semi-annually)	3/19/30	1,347	—	1,347
INR	17,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.26% (pays semi-annually)	3/19/30	1,547	—	1,547

International Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
JPY	51,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.41% (pays annually)	9/20/28	$ 4,884	$ —	$ 4,884
JPY	89,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.57% (pays annually)	6/19/29	6,266	—	6,266
JPY	28,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.43% (pays annually)	6/15/32	7,307	—	7,307
JPY	21,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.90% (pays annually)	2/2/33	480	—	480
JPY	100,000	Pays	1-day Overnight Tokyo Average Rate (pays annually)	1.65% (pays annually)	12/18/54	(31,454)	—	(31,454)
KRW	327,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.60% (pays quarterly)	3/19/30	(89)	—	(89)
KRW	667,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.60% (pays quarterly)	3/19/30	(182)	—	(182)
KRW	267,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.61% (pays quarterly)	3/19/30	14	—	14
KRW	255,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.71% (pays quarterly)	3/19/30	840	—	840
KRW	335,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.72% (pays quarterly)	3/19/30	1,186	—	1,186
KRW	673,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.73% (pays quarterly)	3/19/30	2,545	—	2,545
KRW	172,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	(89)	—	(89)
KRW	353,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	(291)	—	(291)
KRW	141,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.70% (pays quarterly)	3/19/35	(203)	—	(203)
KRW	134,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	(952)	—	(952)
KRW	178,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	(1,270)	—	(1,270)
KRW	357,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.81% (pays quarterly)	3/19/35	(2,822)	—	(2,822)
MXN	8,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.55% (pays monthly)	12/12/25	750	—	750
MXN	14,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.57% (pays monthly)	12/12/25	1,465	—	1,465

International Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MXN	24,300	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.57% (pays monthly)	12/15/25	$ 2,699	$ —	$ 2,699
MXN	31,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.06% (pays monthly)	6/5/26	4,696	—	4,696
MXN	20,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.00% (pays monthly)	6/22/26	2,199	—	2,199
MXN	19,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.04% (pays monthly)	7/6/26	3,108	—	3,108
MXN	17,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.99% (pays monthly)	7/20/26	2,044	—	2,044
MXN	26,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.56% (pays monthly)	10/16/26	10,647	(107)	10,540
MXN	14,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.57% (pays monthly)	10/16/26	5,810	(58)	5,752
MXN	27,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.54% (pays monthly)	10/19/26	10,901	(122)	10,779
MXN	24,300	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.57% (pays monthly)	10/19/26	10,078	(109)	9,969
MXN	8,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.55% (pays monthly)	11/13/26	3,513	(34)	3,479
MXN	7,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.06% (pays monthly)	1/8/27	1,995	—	1,995
MXN	6,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.07% (pays monthly)	1/8/27	1,785	—	1,785
MXN	6,800	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.02% (pays monthly)	1/11/27	1,756	—	1,756
MXN	2,759	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.77% (pays monthly)	1/29/30	(119)	—	(119)
MXN	6,941	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.78% (pays monthly)	1/29/30	(134)	—	(134)
THB	5,600	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.96% (pays quarterly)	3/19/30	(14)	—	(14)
THB	7,100	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.97% (pays quarterly)	3/19/30	(46)	—	(46)
THB	15,300	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.97% (pays quarterly)	3/19/30	222	—	222
TWD	7,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.26% (pays quarterly)	3/20/29	5,384	—	5,384
TWD	9,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.27% (pays quarterly)	3/20/29	7,015	—	7,015
TWD	10,100	Receives	3-month TWD TAIBOR (pays quarterly)	1.32% (pays quarterly)	3/20/29	6,519	—	6,519
TWD	23,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.33% (pays quarterly)	3/20/29	14,985	—	14,985
TWD	8,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.35% (pays quarterly)	3/20/29	4,860	—	4,860
TWD	9,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.37% (pays quarterly)	3/20/29	5,764	—	5,764

International Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
TWD	9,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.38% (pays quarterly)	3/20/29	$ 5,702	$ —	$ 5,702
TWD	24,100	Receives	3-month TWD TAIBOR (pays quarterly)	1.64% (pays quarterly)	6/19/29	6,609	—	6,609
TWD	5,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.95% (pays quarterly)	6/19/29	(869)	—	(869)
TWD	22,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.90% (pays quarterly)	9/18/29	(1,288)	—	(1,288)
TWD	22,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.90% (pays quarterly)	9/18/29	(1,520)	—	(1,520)
TWD	11,462	Receives	3-month TWD TAIBOR (pays quarterly)	1.62% (pays quarterly)	12/18/29	4,245	—	4,245
TWD	12,435	Receives	3-month TWD TAIBOR (pays quarterly)	1.62% (pays quarterly)	12/18/29	4,587	—	4,587
TWD	11,463	Receives	3-month TWD TAIBOR (pays quarterly)	1.63% (pays quarterly)	12/18/29	4,076	—	4,076
TWD	5,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.91% (pays quarterly)	3/19/30	(137)	—	(137)
TWD	6,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.91% (pays quarterly)	3/19/30	(219)	—	(219)
TWD	6,300	Receives	3-month TWD TAIBOR (pays quarterly)	1.91% (pays quarterly)	3/19/30	(219)	—	(219)
USD	850	Pays	SOFR (pays annually)	4.01% (pays annually)	8/4/28	(4,090)	—	(4,090)
USD	1,050	Pays	SOFR (pays annually)	4.01% (pays annually)	8/4/28	(5,013)	—	(5,013)
USD	1,000	Pays	SOFR (pays annually)	3.06% (pays annually)	11/7/32	(70,102)	—	(70,102)
USD	1,265	Pays	SOFR (pays annually)	3.80% (pays annually)	11/28/33	(32,505)	—	(32,505)
ZAR	9,050	Pays	3-month ZAR JIBAR (pays quarterly)	7.56% (pays quarterly)	9/18/29	(339)	—	(339)
ZAR	9,050	Receives	3-month ZAR JIBAR (pays quarterly)	7.56% (pays quarterly)	12/18/29	479	(516)	(37)
ZAR	9,600	Pays	3-month ZAR JIBAR (pays quarterly)	7.76% (pays quarterly)	3/19/30	(875)	—	(875)
ZAR	1,205	Pays	3-month ZAR JIBAR (pays quarterly)	8.39% (pays quarterly)	12/18/34	(1,630)	—	(1,630)
ZAR	16,803	Pays	3-month ZAR JIBAR (pays quarterly)	8.40% (pays quarterly)	12/18/34	(22,506)	—	(22,506)
ZAR	6,092	Pays	3-month ZAR JIBAR (pays quarterly)	8.44% (pays quarterly)	12/18/34	(7,145)	—	(7,145)
Total						$70,263	$(1,523)	$68,740

International Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	MYR	620	Receives	3-month MYR KLIBOR (pays quarterly)	3.60% (pays quarterly)	12/18/29	$ (404)
Bank of America, N.A.	MYR	562	Receives	3-month MYR KLIBOR (pays quarterly)	3.60% (pays quarterly)	12/18/29	(408)
Bank of America, N.A.	MYR	2,140	Receives	3-month MYR KLIBOR (pays quarterly)	3.60% (pays quarterly)	12/18/29	(1,440)
Bank of America, N.A.	MYR	900	Pays	3-month MYR KLIBOR (pays quarterly)	3.52% (pays quarterly)	3/19/30	(110)
BNP Paribas	MYR	573	Receives	3-month MYR KLIBOR (pays quarterly)	3.60% (pays quarterly)	12/18/29	(386)
Citibank, N.A.	MYR	4,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.62% (pays quarterly)	3/20/29	(3,682)
Citibank, N.A.	MYR	625	Receives	3-month MYR KLIBOR (pays quarterly)	3.60% (pays quarterly)	12/18/29	(420)
Citibank, N.A.	MYR	370	Pays	3-month MYR KLIBOR (pays quarterly)	3.52% (pays quarterly)	3/19/30	(38)
Citibank, N.A.	MYR	1,030	Pays	3-month MYR KLIBOR (pays quarterly)	3.53% (pays quarterly)	3/19/30	(73)
JPMorgan Chase Bank, N.A.	MYR	2,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	3/20/29	(2,020)
JPMorgan Chase Bank, N.A.	MYR	2,200	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	3/20/29	(2,242)
JPMorgan Chase Bank, N.A.	MYR	195	Receives	3-month MYR KLIBOR (pays quarterly)	3.60% (pays quarterly)	12/18/29	(131)
JPMorgan Chase Bank, N.A.	MYR	521	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	12/18/29	(383)
JPMorgan Chase Bank, N.A.	MYR	664	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	12/18/29	(509)
JPMorgan Chase Bank, N.A.	MYR	1,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.54% (pays quarterly)	3/19/30	18
Nomura International PLC	MYR	4,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.60% (pays quarterly)	3/20/29	(2,964)
Standard Chartered Bank	MYR	2,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.62% (pays quarterly)	3/20/29	(1,841)
Total							$(17,033)

International Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	3-month PLN WIBOR + 0.59% on PLN 4,411,843 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount*	3-month EURIBOR on EUR equivalent of Notional Amount (pays quarterly) plus Notional Amount*	6/5/26/ 6/5/29	$744
JPMorgan Chase Bank, N.A.	3-month PLN WIBOR + 0.62% on PLN 8,421,053 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount*	3-month EURIBOR on EUR equivalent of Notional Amount (pays quarterly) plus Notional Amount*	5/31/26/ 5/31/29	3,182
				$3,926
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered. For non-deliverable currency swaps, the net of the USD amount and USD equivalent of the Notional Amount will be paid or received by the Portfolio.
Abbreviations:
COF	– Cost of Funds 11th District
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
GDP	– Gross Domestic Product
HICP	– Harmonised Indices of Consumer Prices
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate
MIBOR	– Mumbai Interbank Offered Rate

OTC	– Over-the-counter
PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TAIBOR	– Taipei Interbank Offered Rate
TBA	– To Be Announced
TLREF	– Turkish Lira Overnight Reference Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KRW	– South Korean Won
MXN	– Mexican Peso

MYR	– Malaysian Ringgit
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RSD	– Serbian Dinar
SEK	– Swedish Krona
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
UYU	– Uruguayan Peso
VND	– Viet Nam Dong
ZAR	– South African Rand

International Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

At January 31, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of January 31, 2025 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)		Principal Amount	Value Including Accrued Interest
JPMorgan Chase Bank, N.A.	1/14/25	On Demand(1)	4.40%	NZD	2,327,160	$1,315,435
Total						$1,315,435
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At January 31, 2025, the remaining contractual maturity of all open reverse repurchase agreements was overnight and continuous. At January 31, 2025, the underlying collateral for all open reverse repurchase agreements was comprised of Sovereign Government Bonds having an aggregate market value of $1,341,514.
Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at January 31, 2025. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at January 31, 2025.
Affiliated Investments
At January 31, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $2,368,643, which represents 7.8% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended January 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,107,669	$5,855,326	$(4,594,352)	$ —	$ —	$2,368,643	$14,444	2,368,643
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

International Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 2,865,651	$ —	$ 2,865,651
Foreign Corporate Bonds	—	264,771	—	264,771
Sovereign Government Bonds	—	21,848,348	—	21,848,348
U.S. Government Agency Mortgage-Backed Securities	—	3,573,731	—	3,573,731
Short-Term Investments:
Affiliated Fund	2,368,643	—	—	2,368,643
U.S. Treasury Obligations	—	1,841,877	—	1,841,877
Purchased Currency Options	—	65,690	—	65,690
Total Investments	$2,368,643	$30,460,068	$ —	$32,828,711
Forward Foreign Currency Exchange Contracts	$ —	$ 684,814	$ —	$ 684,814
Futures Contracts	166,111	—	—	166,111
Swap Contracts	—	490,818	—	490,818
Total	$2,534,754	$31,635,700	$ —	$34,170,454
Liability Description
Written Currency Options	$ —	$ (26,390)	$ —	$ (26,390)
Forward Foreign Currency Exchange Contracts	—	(718,900)	—	(718,900)
Futures Contracts	(150,737)	—	—	(150,737)
Swap Contracts	—	(413,883)	—	(413,883)
Total	$ (150,737)	$(1,159,173)	$ —	$(1,309,910)
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent annual or semi-annual financial statements.